Financial instruments (Details) - Schedule of consolidated position of outstanding derivative transactions - Derivatives [member] - BRL (R$)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
USD – BRL [Member]
Debt
Notional value	R$ 50
Due date	2023
Outstanding derivative financial instruments	R$ (36,000,000)	R$ (11,000,000)
IPCA – BRL [Member]
Debt
Notional value	R$ 1,972
Due date	2028, 2029 and 2031
Outstanding derivative financial instruments	R$ 180,000,000	3,000,000
Interest rate swaps registered at CETIP [Member]
Debt
Notional value	R$ 54
Due date	2027
Outstanding derivative financial instruments	R$ 1,000,000	2,000,000
Fixed rate x CDI One [Member]
Debt
Notional value	R$ 52
Due date	2027
Outstanding derivative financial instruments	R$ 1,000,000	2,000,000
Derivatives - Fair value hedge [Member]
Debt
Outstanding derivative financial instruments	R$ 146,000,000	R$ (4,000,000)